Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Changes Made to Affected Financial Statements	The following tables summarize the changes made to the affected financial statements and results of operations.
	March 31, 2024	Adjustments	March 31, 2024
	As Reported		As Revised
ASSETS
Total current assets	$6,243,105	$-	$6,243,105
Crude oil and natural gas properties, successful efforts method:
Proved Properties	94,834,573	824,007	95,658,580
Accumulated depreciation, depletion, amortization and impairment	(828,201)	-	(828,201)
Total oil and natural gas properties, net	94,006,372	824,007	94,830,379
Other property, plant and equipment, net	20,000	-	20,000
TOTAL ASSETS	$100,269,477	$824,007	$101,093,484

LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
Current liabilities
Total current liabilities	$30,507,059	$-	$30,507,059
Long-term debt, net of current portion and discount	31,385,711	-	31,385,711
Warrant liability	5,625,934	-	5,625,934
Deferred tax liability	4,731,204	230,657	4,961,861
Asset retirement obligations	937,302	-	937,302
Long-term derivative instrument liabilities	388,642	-	388,642
Other liabilities	675,000	-	675,000
Total for non-current liabilities	43,743,793	230,657	43,974,450
Total liabilities	74,250,852	230,657	74,481,509
Commitments and Contingencies

Stockholders’ (deficit) equity
Preferred stock, $0.0001 par value; 1,000,000 authorized shares, 0 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	-	-	-
Class A Common stock, $0.0001 par value; 100,000,000 authorized shares, 5,235,131 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	524	-	524
Class B Common stock, $0.0001 par value; 20,000,000 authorized shares, 1,800,000 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	180	-	180
Additional paid in capital	17,017,104	-	17,017,104
Accumulated deficit	(24,405,597)	593,350	(23,812,247)
Total stockholders’ (deficit) attributable to EON Resources Inc.	(7,387,789)	593,350	(6,794,439)
Noncontrolling interest	33,406,414	-	33,406,414
Total stockholders’ equity	26,018,625	593,350	26,611,975
Total liabilities and stockholders’ equity	100,269,477	824,007	101,093,484

Schedule of Changes Made to Affected Statements of Operations
	Three Months Ended March 31, 2024 (Successor)	Adjustments	Three Months Ended March 31, 2024 (Successor)
	As Reported		As Revised
Revenues	$3,283,099	$-	$3,283,099

Expenses
Production taxes, transportation and processing	$428,280	$-	$428,280
Lease operating	3,123,525	(824,007)	2,299,518
Depletion, depreciation and amortization	476,074	-	476,074
Accretion of asset retirement obligations	33,005	-	33,005
General and administrative	2,309,824	-	2,309,824
Total expenses	6,370,708	(824,007)	5,546,701
Operating income (loss)	(3,087,609)	(824,007)	(2,263,602)
Total other income (expenses)	(3,631,179)	-	(3,631,179)
Income (loss) before income taxes	(6,718,788)	824,007	(5,894,781)
Income tax provision	1,431,936	(230,657)	1,201,279
Net income (loss)	(5,286,852)	593,350	(4,693,502)
Net income (loss) attributable to noncontrolling interests	-	-	-
Net income (loss) attributable to EON Resources Inc.	$(5,286,852)	$593,350	$(4,693,502)

Weighted average share outstanding, common stock - basic and diluted	5,235,131	5,235,131	5,235,131
Net income (loss) per share of common stock – basic and diluted	$(1.01)	0.11	$(0.90)

Schedule of Changes Made to Affected Statements of Equity
							Total
	Class A		Class B		Additional		Stockholders’ (Deficit) Equity Attributable to EON		Total Stockholders’
	Common Stock		Common Stock		Paid In	Accumulated	Resources	Noncontrolling	(Deficit)
	Shares	Amount	Shares	Amount	Capital	deficit	Inc.	Interest	Equity
As Reported
Balance – December 31, 2023	5,235,131	$524	1,800,000	$180	$16,317,856	$(19,118,745)	$(2,800,185)	$33,406,414	$30,606,229
Share-based compensation			-	-	699,248		699,248	-	699,248
Net loss	-	-	-	-		(5,286,852)	(5,286,852)	-	(5,286,852)
Balance – March 31, 2024	5,235,131	$524	1,800,000	$180	$17,017,104	$(24,405,597)	$(7,387,789)	$33,406,414	$26,018,625

Adjustment						$593,350	$593,350	$-	$593,350

As Revised
Balance – December 31, 2023	5,235,131	$524	1,800,000	$180	$16,317,856	$(19,118,745)	$(2,800,185)	$33,406,414	$30,606,229
Share-based compensation			-	-	699,248		699,248	-	699,248
Net loss	-	-	-	-		(4,693,502)	(4,693,502)	-	(4,693,502)
Balance – March 31, 2024	5,235,131	$524	1,800,000	$180	$17,017,104	$(23,812,247)	$(6,794,439)	$33,406,414	$26,611,975

Schedule of Changes Made to Affected Statements of Cash Flows
	Three Months Ended March 31, 2024	Adjustments	Three Months Ended March 31, 2024
	As Reported		As Revised
Operating activities:
Net income (loss)	$(5,286,852)	$593,350	$(4,693,502)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, and amortization expense	476,074	-	476,074
Accretion of asset retirement obligations	33,005	-	33,005
Equity-based compensation	699,248	-	699,248
Deferred income tax benefit	(1,431,936)	230,657	(1,201,279)
Amortization of operating lease right-of-use assets	-	-	-
Amortization of debt issuance costs	813,181	-	813,181
Change in fair value of unsettled derivatives	1,860,093	-	1,860,093
Change in fair value of warrant liability	624,055	-	624,055
Change in fair value of forward purchase agreement	349,189	-	349,189
Change in other property, plant, and equipment, net	-	-	-
Changes in operating assets and liabilities:
Accounts receivable	(23,985)	-	(23,985)
Prepaid expenses and other assets	59,758	-	59,758
Related party note receivable interest income	-	-	-
Accounts payable	(581,535)	(1,230,720)	(1,812,255)
Accrued liabilities and other	3,161,477	-	3,161,477
Royalties payable	560,392	-	560,392
Royalties payable – related party	214,394	-	214,394
Net cash provided by operating activities	1,526,558	(406,713)	1,119,845
Investing activities:
Development of crude oil and gas properties	(977,716)	406,713	(571,003)
Purchases of other equipment	(20,000)	-	(20,000)
Net cash used in investing activities	(997,716)	406,713	(591,003)
Financing activities:
Net cash used in financing activities	(670,924)	-	(670,924)
Net change in cash and cash equivalents	(142,082)	-	(142,082)
Cash and cash equivalents at beginning of period	3,505,454	-	3,505,454
Cash and cash equivalents at end of period	$3,363,372	$-	$3,363,372

Cash paid during the period for:
Interest on debt	$1,387,458	$-	$1,387,458
Income taxes	$-	$-	$-
Amounts included in the measurement of operating lease liabilities	$-	$-	$-

Supplemental disclosure of non-cash investing and financing activities:
Debt discount related to warrants issued with Private Notes Payable	$223,908	$-	$223,908
Accrued purchases of property and equipment at period end	$65,203	$1,230,720	$1,295,923